Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Computers and electronic equipment	¥ 17,687,368		¥ 12,098,631
Office furniture	295,587		266,252
Leasehold improvement	2,633,754		1,550,648
Transportation equipment	41,014		41,014
Buildings	191,286,310
Construction in progress	170,184		165,221,605
Less: Accumulated depreciation	(12,272,017)		(9,524,568)
Property, plant and equipment, net	¥ 199,842,200	$ 28,040,944	¥ 169,653,582